Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 527,596,282.00
Previously Paid Amount	0.00
Total Fee Amount	80,774.99
Total Offset Amount	0.00
Net Fee	$ 80,774.99